Other income (expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Income Expenses [Abstract]
Gain on sale of supplies and fixed assets	$ 58	$ 59
Interest income	36	89
Reversal of legal accrual	0	704
Miscellaneous income (expenses)	724	722
Total Other income (expenses)	$ 818	$ 1,574